Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds IV, Inc.
Entity Central Index Key	0000819940
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000130748 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Floating Rate Income Fund
Class Name	Class A
Trading Symbol	DFLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$106	1.02%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 106	[1]
Expense Ratio, Percent	1.02%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class A shares returned 7.53%.
  In comparison, the Credit Suisse Leveraged Loan Index returned 7.11% for the same period.
What affected the Fund’s performance?
  Floating rate loans benefited from strong market technicals as demand from collateralized loan obligations (“CLOs”) and retail investors outpaced net new issuance.
  Strong credit selection, especially within chemicals, food/beverage and health care, was the largest positive contributor to the Fund’s relative performance.
  Performance also benefited from allocations to high yield bonds and CLOs.
  The Fund’s cash holdings, held for liquidity, were the largest detractor from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and Credit Suisse Leveraged Loan Index on 8/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 2.50%	4.82%	6.09%	4.23%
without Sales Charge	7.53%	6.63%	4.49%
Bloomberg U.S. Universal Index (broad-based index)	3.72%	-0.17%	2.19%
Credit Suisse Leveraged Loan Index	7.11%	6.88%	5.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 806,000,000
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 5,556,327
Investment Company Portfolio Turnover	133.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$806	315	$5,556,327	133.40%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.
C000130749 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Floating Rate Income Fund
Class Name	Class C
Trading Symbol	DFLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$183	1.77%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 183	[2]
Expense Ratio, Percent	1.77%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class C shares returned 6.67%.
  In comparison, the Credit Suisse Leveraged Loan Index returned 7.11% for the same period.
What affected the Fund’s performance?
  Floating rate loans benefited from strong market technicals as demand from collateralized loan obligations (“CLOs”) and retail investors outpaced net new issuance.
  Strong credit selection, especially within chemicals, food/beverage and health care, was the largest positive contributor to the Fund’s relative performance.
  Performance also benefited from allocations to high yield bonds and CLOs.
  The Fund’s cash holdings, held for liquidity, were the largest detractor from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and Credit Suisse Leveraged Loan Index on 8/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	5.67%	*	5.82%	3.71%
without Deferred Sales Charge	6.67%		5.82%	3.71%
Bloomberg U.S. Universal Index (broad-based index)	3.72%		-0.17%	2.19%
Credit Suisse Leveraged Loan Index	7.11%		6.88%	5.30%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 806,000,000
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 5,556,327
Investment Company Portfolio Turnover	133.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$806	315	$5,556,327	133.40%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.
C000130750 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Floating Rate Income Fund
Class Name	Class I
Trading Symbol	DFLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$80	0.77%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 80	[3]
Expense Ratio, Percent	0.77%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class I shares returned 7.87%.
  In comparison, the Credit Suisse Leveraged Loan Index returned 7.11% for the same period.
What affected the Fund’s performance?
  Floating rate loans benefited from strong market technicals as demand from collateralized loan obligations (“CLOs”) and retail investors outpaced net new issuance.
  Strong credit selection, especially within chemicals, food/beverage and health care, was the largest positive contributor to the Fund’s relative performance.
  Performance also benefited from allocations to high yield bonds and CLOs.
  The Fund’s cash holdings, held for liquidity, were the largest detractor from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and Credit Suisse Leveraged Loan Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class I	7.87%	6.90%	4.77%
Bloomberg U.S. Universal Index (broad-based index)	3.72%	-0.17%	2.19%
Credit Suisse Leveraged Loan Index	7.11%	6.88%	5.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 806,000,000
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 5,556,327
Investment Company Portfolio Turnover	133.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$806	315	$5,556,327	133.40%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.
C000130751 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Floating Rate Income Fund
Class Name	Class Y
Trading Symbol	DFLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Y shares returned 7.88%.
  In comparison, the Credit Suisse Leveraged Loan Index returned 7.11% for the same period.
What affected the Fund’s performance?
  Floating rate loans benefited from strong market technicals as demand from collateralized loan obligations (“CLOs”) and retail investors outpaced net new issuance.
  Strong credit selection, especially within chemicals, food/beverage and health care, was the largest positive contributor to the Fund’s relative performance.
  Performance also benefited from allocations to high yield bonds and CLOs.
  The Fund’s cash holdings, held for liquidity, were the largest detractor from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and Credit Suisse Leveraged Loan Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Y	7.88%	6.95%	4.81%
Bloomberg U.S. Universal Index (broad-based index)	3.72%	-0.17%	2.19%
Credit Suisse Leveraged Loan Index	7.11%	6.88%	5.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 806,000,000
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 5,556,327
Investment Company Portfolio Turnover	133.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$806	315	$5,556,327	133.40%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.